THE SCOTT LAW FIRM, P.A.
                          940 NE 79th Street, Suite A
                                Miami, FL 33138

                                (305) 754-3603
                           facsimile (305) 754-2668


Securities and Exchange Commission
EDGAR Filing

Re:	TriView Global Fund, LLC (the "Registrant")
	TriView Capital Management, Inc. (the "Managing Member")

To whom this may concern,

	We serve as counsel to the above Registrant and its Managing Member. Please forward us the CIK codes to allow us to file a Form S-1 on the EDGAR system today. Because your office is closed Monday, we are requesting the Form ID for the above receive expedited treatment.

							Very truly yours,


							/s/ William S. Scott
							William S. Scott
							For the Firm


cc:	TriView Capital Management, Inc.